Accounts Receivable (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 85,232	$ 8,634
Dividends receivable	0	828
Sales taxes receivable	18,261	5,634
Trade and receivables	$ 103,493	$ 15,096